Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events
Subsequent Events

20)Subsequent Events

The Partnership has evaluated subsequent events from the balance sheet date through September 18, 2024, the date at which the unaudited condensed consolidated financial statements were available to be issued, and determined that there are no other items to disclose, except as follows:

On July 9, 2024, the Partnership declared a quarterly cash distribution of $0.026 per common unit with respect to the quarter ended June 30, 2024, which was paid on August 8, 2024, to all common unitholders of record on July 29, 2024. On the same day, the Partnership declared a quarterly cash distribution to holders of Series A Preferred Units with respect to the quarter ended June 30, 2024 in an aggregate amount equal to $1.7 million, which was paid on August 7, 2024.

On July 10, 2024, the Partnership received the Dan Sabia back via redelivery, following expiry of her bareboat charter party to Transpetro. The Dan Sabia is being marketed for shuttle tanker operation principally in Brazil and remains available also for charter to Knutsen NYK (subject to negotiation and approvals) and short-term conventional tanker contracts.

On July 25, 2024, a time charter to commence Q4 2024 was executed with Eni in respect of the Torill Knutsen for a fixed period of three years plus three charterer’s options each of one year. This had initially been negotiated with Eni in conjunction with an agreement reached on April 12, 2024, and on terms no less favorable to the Partnership than had applied previously, to delay delivery of Ingrid Knutsen until October 2024 for a time charter for a fixed period of two years plus two charterer’s options each of one year.

On August 15, 2024, repair work on the Torill Knutsen was completed following the breakage of a generator rotor in January 2024. The Torill Knutsen remained able to serve a limited range of client facilities, and the Partnership expects to be compensated by insurance for the extent to which, as a consequence of this breakage, the Torill Knutsen’s earnings have fallen short of a contractual hire rate, commencing 14 days after the date of the breakage. The Partnership also expects that the repair cost will be covered by insurance, in excess of a deductible of $150,000.

On September 3, 2024, the Partnership’s subsidiary, KNOT Shuttle Tankers AS, acquired KNOT Shuttle Tankers 31 AS, the company that owns the shuttle tanker Tuva Knutsen, from Knutsen NYK (the “Tuva Knutsen Acquisition”). Simultaneously, KNOT Shuttle Tankers AS sold KNOT Shuttle Tankers 20 AS, the company that owns the shuttle tanker Dan Cisne, to Knutsen NYK (the “Dan Cisne Sale”). The purchase price for the Tuva Knutsen Acquisition was $97.5 million, less $69.0 million of outstanding indebtedness under the secured credit facility related to the Tuva Knutsen (the “Tuva Facility”) plus capitalized fees of $0.4 million. The sale price for the Dan Cisne Sale was $30 million and there was no related debt. The combination of the Tuva Knutsen Acquisition and the Dan Cisne Sale was settled by a net cash payment from Knutsen NYK to KNOT Shuttle Tankers AS of $1.1 million (relating to the difference between the prices of the respective transactions). Customary adjustments related to working capital and an associated interest rate swap will be made following the closing.

The Tuva Facility is repayable in quarterly installments with a final balloon payment (including the final quarterly installment) of $57.4 million due at maturity on January 28, 2027. The Tuva Facility bears interest at a rate equal to SOFR plus a margin of 2.16%. For a description of the Tuva Facility, please see Note 12 – Long-Term Debt-Tuva Facility.

The Tuva Knutsen is operating in Brazil on a charter contract with TotalEnergies, for which the current fixed period expires in February 2026, and for which the charterer holds options for a further 10 years. As part of the Tuva Knutsen Acquisition, Knutsen NYK has agreed that if at any time during the seven years following the closing date of the Tuva Knutsen Acquisition the Tuva Knutsen is not receiving from any charterer a rate of hire that is equal to or greater than the rate of hire then in effect and payable under the TotalEnergies charter, then Knutsen NYK shall pay the Partnership such rate of hire that would have been in effect and payable under the Total Energies charter; provided, however, that in the event that for any period during such seven years the Tuva Knutsen is chartered under a charter other than the Total Energies charter and the rate of hire being paid under such charter is lower than the rate of hire that would have been in effect and payable under the Total Energies charter during any such period, then Knutsen NYK shall pay the Partnership the difference between the rate of hire that would have been in effect and payable under the existing Tuva Knutsen charter during such period and the rate of hire that is then in effect and payable under such other charter. Thus, Knutsen NYK has effectively guaranteed the hire rate for the Tuva Knutsen until September 3, 2031 on the same basis as if TotalEnergies had exercised its options through such date.

The Partnership’s Board of Directors (the “Board”) and the conflicts committee of the Board (the “Conflicts Committee”) approved the purchase prices of the Tuva Knutsen Acquisition and the Dan Cisne Sale. The Conflicts Committee retained an outside financial advisor and outside legal counsel to assist with its evaluation of the Tuva Knutsen Acquisition and the Dan Cisne Sale.